Note 4 - Leases	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
4.
   LEASES

The Company adopted ASU
2016
-
02,
 Leases (“ASC
842”
) on
April 1, 2019
using the optional transition method under which the new standard is applied only to the most current period presented and the cumulative effect of applying the new standard to existing lease agreements is recognized at the date of initial application. Under this adoption method, reporting periods beginning after
April 1, 2019
are presented under the new standard, while prior period amounts are not
adjusted and continue to be reported under the accounting standards in effect for the prior period. The adoption of ASC
842
resulted in the recording of initial ROU asset and lease liabilities of approximately
$63,000
at
April 1, 2019.

The Company's lease of its office space in Longview, Texas is the only operating lease included in the ROU asset and lease liability. The lease calls for monthly rent payments of
$4,878
an
d expired
on
April 30, 2021.
In
April 2021,
the lease was renewed for a
three
year term with expiration on
April 30, 2024.
The Company's other operating leases for items such as IT equipment and storage space are either short-term in nature or immaterial.

In
October 2019,
the Company received a new heavy-duty forklift under a
5
-year finance lease arrangement with a financed amount of
$518,616
and a monthly payment of
$9,074.

The components of expense related to leases were as follows for the twelve
months ende
d
March 31, 2021
 and
March 31, 2020
,

	Twelve Months	Twelve Months
	Ended March 31,	Ended March 31,
	2021	2020
Finance lease – amortization of ROU asset	$100,728	$49,640
Finance lease – interest on lease liability	8,164	4,806
Operating lease expense	56,286	36,936
	$165,178	$91,382

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as o
f
March 31, 2021
 and
March 31, 2020
:

	March 31, 2021	March 31, 2020	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$4,850	$51,535	Other assets
Finance lease right-of-use asset	481,880	507,812	Property, plant & equipment
Total right-of-use assets	$486,730	$559,347

Liabilities
Operating lease liability, current	$4,850	$47,431	Accrued expenses
Finance lease liability, current	102,689	100,728	Current portion of financing lease
Operating lease liability, non-current	—	4,104	Other non-current liabilities
Finance lease liability, non-current	265,557	368,248	Other non-current liabilities
Total lease liabilities	$373,096	$520,511

As
of
March 31, 2021
, t
he weighted-average remaining lease term was
0.1
year for operating leases and
3.5
years for finance leases. The weighted average discount rate was
7%
for operating leases and
1.9%
for finance leases.

Maturities of lease liabilities as
of
March 31, 2021
were as follows:

	Operating	Finance
	Leases	Leases
Fiscal 2022	4,878	108,892
Fiscal 2023	—	108,892
Fiscal 2024	—	108,892
Fiscal 2025	—	54,445
Fiscal 2026	—	—
Total undiscounted lease payments	$4,878	$381,121
Less: imputed interest	(28)	(12,875)
Present value of lease liability	$4,850	$368,246